UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number (811 - 05037)


                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)



                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)


                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)


                                  414-765-5344
                                  ------------
               Registrant's telephone number, including area code



Date of fiscal year end: JUNE 30, 2005
                         -------------


Date of reporting period:  DECEMBER 31, 2004
                           -----------------


ITEM 1. REPORT TO STOCKHOLDERS.
-------------------------------

LEONETTI & ASSOCIATES, INC.
PRIVATE FINANCIAL ADVISORS

THE LEONETTI BALANCED FUND

SEMI-ANNUAL REPORT

December 31, 2004

(LEONETTI & ASSOCIATES LOGO)

                                                      THE LEONETTI BALANCED FUND

(LEONETTI & ASSOCIATES LOGO)

Dear Shareholders,

The major stock indices finished higher during the first half of the Leonetti Balanced Fund's fiscal year. The rally that began just before the Presidential election deserves much of the credit for the gains. A strong sell-off in crude oil, which fell sharply from October's all-time high, helped propel stocks. Buyers were also encouraged that worries about a repeat of 2000's undecided election proved unnecessary.

Your Fund enjoyed the fourth quarter rally along with the major indices, but didn't capture as much of the move due to our low exposure to the small capitalization and mid-capitalization sectors of the market. One other area which performed quite well that we lacked exposure to was the electric utility and natural gas sectors. On the fixed income front, as short term rates rose, longer rates remained steady to lower. This worked to our disadvantage as we were positioned in the shorter maturity range.

As of December 31, 2004, your Fund's portfolio exposure was 74% equity, 23% fixed income and 3% cash or cash equivalents. The Leonetti Balanced Fund's ten largest equity holdings in order were:

Unitedhealth Group, Inc. (UNH)
Computer Sciences (CSC)
Sunrise Senior Living (SRZ)
Home Depot (HD)
BB&T Corp. (BBT)
United Technologies (UTX)
Reebok International Ltd. (RBK)
Nasdaq 100 Tracking Stock (QQQQ)
General Electric (GE)
Briggs & Stratton Corp. (BGG)

Your Fund's fixed income holdings remained in the "under three years until maturity range". The fixed income holdings consisted of a mixture of U.S. Treasury and Agency obligations and investment grade corporate bonds.

As we enter 2005, history paints a positive story for the stock market. Since 1885, all the years ending with a "5" have been positive ones for the market. The average gain in a "5" year is 30%. Adding to this bullish history is the following observation from The Wall Street Digest in December of 2004: "In the middle of the Great Depression, the Dow Average was up 38.5 percent in 1935! If you study the repeating 10-year market cycle, forecasting a great boom and bull market during 2005-2009 is not rocket science. It simply happens every 10 years, and no one can really explain why." Harry Dent, a successful consultant to Fortune 100 corporations and author of five books on investing, who had predicted much higher prices for stocks in the last bull market is out with a new book projecting even higher prices for the 2005-2009 time period. His forecast is based on demographic arguments, recurring market cycles, and innovative technology growth trends. According to Dent, the demographic wave of earning and spending of the largest generation in history, the baby boomers, never stopped spending during the downturn of 2000-2002 and will continue until 2009 or 2010. Dent expects the Dow Jones Industrial Average to hit 35,000 to 40,000 and the Nasdaq Composite to reach between 13,000 and 20,000 by the end of the decade. (Source: MarketWatch.com)

Obviously, there are always a few items to help build on the market's wall of worry, and 2005 will not be the exception. A long awaited decision by The Financial Accounting Standards Board (FASB) could crimp the profits of hundreds of public companies, with technology companies being the hardest hit. The FASB ruled that public companies must begin expensing stock options starting with their first annual reporting period after June 15, 2005. If the ruling stands, companies will be forced to subtract option expenses from earnings, as opposed to simply including the cost of issuing options as a footnote on financial statements, as current rules state. The ruling does represent a clear negative for technology company earnings next year.

Another potential negative is provided by InvesTech Research, an independent research firm in the business since 1982, in their December 2004 Fed Policy Update. The firm notes that the stock market has actually moved higher in the 3 months following a fifth interest rate hike 4 out of the last 6 times (dating back to 1953). However, InvesTech Research points out that only once has the market been higher 6 months after a fifth rate hike, and only once was the market higher after 12 months. The December 14th interest rate hike by the Federal Reserve Board was the fifth straight rate hike.

The price of oil will also remain a concern in 2005. Stock prices struggled as oil prices rose through the middle of last year, while stock prices enjoyed a substantial rally for the remainder of the year after the October high in oil prices. For now, there remains a mixed consensus on which way oil prices will move in the coming months and throughout 2005.

Many market pundits have targeted a 7-9% increase for the stock market indices in 2005. The biggest problem with that outlook isn't with the return number, but that it ignores the volatility that could take place in the process of achieving such gains. It is our feeling that the market will follow the seasonal pattern of being strong through April. After a pause, stock prices should regain strength in the fourth quarter. The second half of your Fund's fiscal year should be filled with opportunity, but as always there will be enough worries to keep sentiment in check.

On behalf of The Leonetti Balanced Fund, I thank you for investing with us.

Cordially,

Craig T. Johnson
Portfolio Manager
Leonetti & Associates, Inc.

Opinions expressed are those of Craig T. Johnson and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

The report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends. The NASDAQ Composite Index is a market capitalization-weighted index that is designed to represent the performance of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange. You cannot invest directly in an index.

Small and mid-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies.

Fund holdings and portfolio exposures are subject to change and should not be considered a recommendation to buy or sell any security. Please refer to the schedule of investments in the report for complete holdings information.

Mutual fund investing involves risk.  Principal loss is possible.

The Leonetti Balanced Fund is distributed by Quasar Distributors, LLC. (02.05)

                           THE LEONETTI BALANCED FUND

EXPENSE EXAMPLE for the Six Months Ended December 31, 2004 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/04 - 12/31/04).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently, the Fund's transfer agent charges a $15.00 fee. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These examples are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                          Beginning         Ending           Expenses Paid
                           Account          Account        During the Period
                         Value 7/1/04   Value 12/31/04   7/1/04 - 12/31/04*<F1>
                         ------------    -------------     -----------------
Actual                      $1,000          $1,036               $9.65
Hypothetical (5% annual
  return before expenses)   $1,000          $1,016               $9.55

*<F1> Expenses are equal to the Fund's annualized expense ratio of 1.88% multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

PORTFOLIO ALLOCATION at December 31, 2004 (Unaudited)

Exchange Traded Funds       3.2%
Equity Securities          70.5%
Bonds                      23.4%
Cash*<F2>                   2.9%

*<F2>     Cash equivalents and other assets less liabilities.

                           THE LEONETTI BALANCED FUND

SCHEDULE OF INVESTMENTS at December 31, 2004 (Unaudited)

      SHARES                                                   VALUE
      ------                                                   -----
COMMON STOCKS: 70.5%
BANKS: 8.4%
      12,000     Bank of America Corp.                     $   563,880
       8,000     Barclays PLC - ADR                            365,440
      15,000     BB&T Corp.                                    630,750
                                                           -----------
                                                             1,560,070
                                                           -----------
CAPITAL GOODS: 16.4%
      14,000     Briggs & Stratton Corp.                       582,120
       5,000     General Dynamics Corp.                        523,000
      16,000     General Electric Co.                          584,000
      10,000     Timken Co.                                    260,200
       6,000     Toro Co.                                      488,100
       6,000     United Technologies Corp.                     620,100
                                                           -----------
                                                             3,057,520
                                                           -----------
CONSUMER DURABLES & APPAREL: 3.3%
      14,000     Reebok International, Ltd.                    616,000
                                                           -----------
ENERGY: 2.8%
      10,000     Weatherford
                   International, Ltd.*<F3>#<F4>               513,000
                                                           -----------
FOOD BEVERAGE & TOBACCO: 2.7%
      15,000     Dean Foods Co.*<F3>                           494,250
                                                           -----------
HEALTH CARE EQUIPMENT & SERVICES: 10.5%
      10,000     Patterson Cos., Inc.*<F3>                     433,900
      15,000     Sunrise Senior Living, Inc.*<F3>              695,400
       9,357     UnitedHealth Group, Inc.                      823,697
                                                           -----------
                                                             1,952,997
                                                           -----------
HOUSEHOLD & PERSONAL PRODUCTS: 1.3%
       8,000     Rayovac Corp.*<F3>                            244,480
                                                           -----------
MATERIALS: 2.4%
      14,000     Alcoa, Inc.                                   439,880
                                                           -----------
MEDIA: 2.2%
      15,000     The Walt Disney Co.                           417,000
                                                           -----------
RETAILING: 11.4%
       9,000     Best Buy Co, Inc.                             534,780
      10,000     Guitar Center, Inc.*<F3>                      526,900
      15,000     Home Depot, Inc.                              641,100
       8,000     Target Corp.                                  415,440
                                                           -----------
                                                             2,118,220
                                                           -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 1.0%
      10,000     Freescale Semiconductor,
                   Inc. - Class A*<F3>                         178,200
                                                           -----------
SOFTWARE & SERVICES: 4.2%
      14,000     Computer Sciences Corp.*<F3>                  789,180
                                                           -----------
TECHNOLOGY HARDWARE & EQUIPMENT: 3.9%
      15,000     Hewlett-Packard Co.                           314,550
      15,000     Juniper Networks, Inc.*<F3>                   407,850
                                                           -----------
                                                               722,400
                                                           -----------
TOTAL COMMON STOCKS (cost $10,778,461)                      13,103,197
                                                           -----------
EXCHANGE TRADED FUNDS: 3.2%
      15,000     Nasdaq-100 Index Tracking Stock
                   (cost $552,424)                             598,650
                                                           -----------

    PRINCIPAL
     AMOUNT
     ------
BONDS AND NOTES: 23.4%
CORPORATE BONDS: 20.1%
DIVERSIFIED FINANCIAL SERVICES: 5.5%
  $1,000,000     General Motors Acceptance Corp.,
                   6.125%, 9/15/06                           1,025,592
                                                           -----------
FOOD BEVERAGE & TOBACCO: 2.7%
     500,000     Safeway, Inc.,
                   2.50%, 11/1/05                              497,274
                                                           -----------
MEDIA: 2.8%
     500,000     Viacom, Inc., 5.625%, 5/1/07                  523,034
                                                           -----------
TECHNOLOGY HARDWARE & EQUIPMENT: 5.6%
   1,000,000     Hewlett-Packard Co.,
                   5.75%, 12/15/06                           1,041,621
                                                           -----------
TELECOMMUNICATION SERVICES: 3.5%
     600,000     Verizon Global Funding Corp.,
                   6.125%, 6/15/07                             635,840
                                                           -----------
                                                             3,723,361
                                                           -----------
    PRINCIPAL
     AMOUNT
     ------
U.S. GOVERNMENT OBLIGATION: 3.3%
   $ 600,000     United States Treasury
                   Note, 4.625%, 5/15/06                       614,016
                                                           -----------
TOTAL BONDS AND NOTES
  (cost $4,192,471)                                          4,337,377
                                                           -----------
SHORT-TERM INVESTMENT: 2.6%
     485,977     Federal Home Loan Bank Discount Note,
                   2.00%, 1/3/05 (cost $485,977)               485,977
                                                           -----------
TOTAL INVESTMENTS IN SECURITIES
  (cost $16,009,333):  99.7%                                18,525,201
Other Assets less Liabilities:  0.3%                            54,881
                                                           -----------
NET ASSETS: 100.0%                                         $18,580,082
                                                           -----------
                                                           -----------

*<F3>     Non-income producing security.
#<F4>     U.S. Security of foreign company.
ADR       American Depositary Receipt.

See accompanying Notes to Financial Statements.


STATEMENT OF ASSETS AND LIABILITIES at December 31, 2004 (Unaudited)

ASSETS
     Investments in securities, at value (cost $16,009,333)      $18,525,201
     Cash                                                              6,448
     Receivables:
          Dividends and interest                                      43,524
          Fund shares sold                                             3,395
          Investment securities sold                                 209,744
     Prepaid expenses                                                 14,163
                                                                 -----------
          Total assets                                            18,802,475
                                                                 -----------

LIABILITIES
     Payables:
          Investment securities purchased                            180,035
          Advisory fees                                               14,196
          Administration fees                                            952
          Custody fees                                                 2,788
          Fund accounting fees                                         5,766
          Transfer agent fees                                          5,599
     Accrued expenses                                                 13,057
                                                                 -----------
          Total liabilities                                          222,393
                                                                 -----------
     NET ASSETS                                                  $18,580,082
                                                                 -----------
                                                                 -----------
     NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
       ($18,580,082/1,311,762; unlimited number of shares
       authorized without par value)                                  $14.16
                                                                      ------
                                                                      ------
COMPONENTS OF NET ASSETS
     Paid-in capital                                             $16,884,167
     Undistributed net investment income                              33,997
     Accumulated net realized loss on investments                   (853,950)
     Net unrealized appreciation on investments                    2,515,868
                                                                 -----------
          Net assets                                             $18,580,082
                                                                 -----------
                                                                 -----------
See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Six Months Ended December 31, 2004 (Unaudited)

INVESTMENT INCOME
     Income
          Interest                                                 $139,444
          Dividends (net of withholding tax of $20)                  75,278
                                                                   --------
               Total income                                         214,722
                                                                   --------
     Expenses
          Advisory fees                                              96,332
          Administration fees                                        19,266
          Transfer agent fees                                        16,083
          Fund accounting fees                                       15,570
          Audit fees                                                  8,559
          Registration fees                                           8,074
          Custody fees                                                5,027
          Reports to shareholders                                     3,259
          Trustee fees                                                3,009
          Legal fees                                                  2,456
          Miscellaneous                                               2,263
          Insurance expense                                             810
                                                                   --------
               Total expenses                                       180,708
                                                                   --------
                    NET INVESTMENT INCOME                            34,014
                                                                   --------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
     Net realized gain on investments                               363,697
     Change in net unrealized appreciation on investments           214,261
                                                                   --------
          Net realized and unrealized gain on investments           577,958
                                                                   --------
               NET INCREASE IN NET ASSETS
                 RESULTING FROM OPERATIONS                         $611,972
                                                                   --------
                                                                   --------
See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                            SIX MONTHS ENDED       YEAR ENDED
                                         DECEMBER 31, 2004#<F6>   JUNE 30, 2004
                                         ----------------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
     Net investment income                        $   34,014        $   73,453
     Net realized gain on investments                363,697         1,839,980
     Change in net unrealized
       appreciation on investments                   214,261           273,752
                                                 -----------       -----------
          NET INCREASE IN NET ASSETS
            RESULTING FROM OPERATIONS                611,972         2,187,185
                                                 -----------       -----------

DISTRIBUTIONS TO SHAREHOLDERS
     From net investment income                      (73,470)         (118,435)
                                                 -----------       -----------
          TOTAL DISTRIBUTIONS TO SHAREHOLDERS        (73,470)         (118,435)
                                                 -----------       -----------

CAPITAL SHARE TRANSACTIONS
     Net decrease in net assets derived from
       net change in outstanding shares (a)<F5>   (2,721,291)       (3,371,325)
                                                 -----------       -----------
          TOTAL DECREASE IN NET ASSETS            (2,182,789)       (1,302,575)
                                                 -----------       -----------

NET ASSETS
     Beginning of period                          20,762,871        22,065,446
                                                 -----------       -----------
     END OF PERIOD                               $18,580,082       $20,762,871
                                                 -----------       -----------
                                                 -----------       -----------
Undistributed net investment income              $    33,997       $    73,453
                                                 -----------       -----------
                                                 -----------       -----------

(a)<F5>   A summary of capital share transactions is as follows:

                          SIX MONTHS ENDED                YEAR ENDED
                       DECEMBER 31, 2004#<F6>            JUNE 30, 2004
                       ----------------------        --------------------
                       Shares         Value          Shares         Value
                       ------         -----          ------         -----
Shares sold              5,203    $    70,431         58,324    $   774,241
Shares issued
  in reinvestment
  of distributions       5,185         73,007          8,857        118,772
Shares redeemed       (212,380)    (2,864,729)      (320,248)    (4,264,338)
                   -----------    -----------    -----------    -----------
Net decrease          (201,992)   $(2,721,291)      (253,067)   $(3,371,325)
                   -----------    -----------    -----------    -----------
                   -----------    -----------    -----------    -----------

#<F6>     Unaudited.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period


                                          SIX MONTHS ENDED                            YEAR ENDED JUNE 30,
                                            DECEMBER 31,       ----------------------------------------------------------------
                                              2004#<F7>        2004           2003           2002           2001           2000
                                              ---------        ----           ----           ----           ----           ----
Net asset value, beginning of period           $13.72         $12.49         $13.25         $14.27         $17.78         $16.34
                                               ------         ------         ------         ------         ------         ------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                       0.03           0.05           0.09           0.12           0.13           0.07
     Net realized and unrealized gain
       (loss) on investments                     0.46           1.25          (0.71)         (0.89)         (2.25)          1.86
                                               ------         ------         ------         ------         ------         ------
Total from investment operations                 0.49           1.30          (0.62)         (0.77)         (2.12)          1.93
                                               ------         ------         ------         ------         ------         ------
LESS DISTRIBUTIONS:
     From net investment income                 (0.05)         (0.07)         (0.14)         (0.12)         (0.06)         (0.05)
     From net realized gain                     --             --             --             (0.13)         (1.33)         (0.44)
                                               ------         ------         ------         ------         ------         ------
Total distributions                             (0.05)         (0.07)         (0.14)         (0.25)         (1.39)         (0.49)
                                               ------         ------         ------         ------         ------         ------
Net asset value, end of period                 $14.16         $13.72         $12.49         $13.25         $14.27         $17.78
                                               ------         ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------         ------
Total return                                     3.62%^<F9>    10.42%         (4.61)%        (5.36)%       (12.48)%        11.81%
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (millions)       $18.6          $20.8          $22.1          $25.5          $28.0          $30.4
     Ratio of expenses to average net
       assets                                    1.88%+<F8>     1.82%          1.94%          1.86%          1.69%          1.61%
     Ratio of net investment income to
       average net assets                        0.35%+<F8>     0.33%          0.66%          0.87%          0.79%          0.43%
     Portfolio turnover rate                    48.70%^<F9>    87.85%         70.34%         80.69%        115.03%         88.76%


#<F7>     Unaudited.
+<F8>     Annualized.
^<F9>     Not Annualized.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS at December 31, 2004 (Unaudited)

NOTE 1 - ORGANIZATION
 The Leonetti Balanced Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Leonetti Balanced Fund began operations on August 1, 1995. The investment objective of the Leonetti Balanced Fund is to seek total return through a combination of income and capital growth, consistent with preservation of capital.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
 The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

 A. Security Valuation. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on Nasdaq shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq shall be valued at the most recent trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

      U.S. Government securities with less than 60 days remaining to maturity when acquired by the Funds are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60-day period that this amortized cost basis does not represent fair value. Short-term investments are stated at cost which, when combined with accrued interest, approximates market value.

 B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provisions are required.

      At June 30, 2004, the Fund has a capital loss carryforward of $1,217,647 of which all will expire in 2011. Under current tax laws, losses after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. The Fund had no post-October losses.

 C. Security Transactions, Dividend Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized using the straight-line method, which is effectively the same as the interest method. Interest income is recorded on an accrual basis.

 D. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
 Leonetti & Associates, Inc. (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% of the average daily net assets of the Funds. For the six months ended December 31, 2004, the Leonetti Balanced Fund incurred $96,332 in advisory fees.

 U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund's Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountant; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals.

 For its services, the Administrator receives a monthly fee at the following annual rate:

          Under $15 million             $30,000
          $15 to $50 million            0.20% of average daily net assets
          $50 to $100 million           0.15% of average daily net assets
          $100 to $150 million          0.10% of average daily net assets
          Over $150 million             0.05% of average daily net assets

 For the six months ended December 31, 2004, the Leonetti Balanced Fund incurred $19,266 in administration fees.

 U.S. Bank, N.A., an affiliate of the Administrator, serves as custodian to the Fund.

 Quasar Distributors, LLC, (the "Distributor"), acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

 Certain officers of the Trust are also officers and/or directors of the Administrator or Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES
 The cost of purchases and the proceeds from the sale of securities for the six months ended December 31, 2004 excluding short-term investments, were $8,578,284 and $9,715,022, respectively, for the Leonetti Balanced Fund.

 The cost of purchases and the proceeds from sales of U.S. Government and Government Agency obligations for the six months ended December 31, 2004 excluding short-term investments, were $0 and $918,254, respectively.

NOTE 5 - REPURCHASE AGREEMENTS
 The Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Fund will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the respective Fund in each agreement, and the Fund will make payment of for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.

 If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS
 On December 14, 2004, a dividend of $0.0561 per share was declared for the Leonetti Balanced Fund. The dividend was paid on December 15, 2004, to shareholders of record on December 14, 2004. The tax character of distributions paid during the years ended June 30, 2005 and 2004 was as follows:

                                           2005                2004
                                           ----                ----
     Distributions paid from:
          Ordinary income                $73,470             $118,435
          Long-term capital gain            --                  --

 As of June 30, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

     Cost of investments (a)<F10>                          $18,455,485
                                                           -----------
     Gross tax unrealized appreciation                       2,730,085
     Gross tax unrealized depreciation                        (428,478)
                                                           -----------
     Net tax unrealized appreciation                       $ 2,301,607
                                                           -----------
                                                           -----------
     Cumulative tax cost adjustments                       $        --
     Undistributed ordinary income                         $    73,453
     Undistributed long-term capital gain                           --
                                                           -----------
     Total distributable earnings                          $    73,453
                                                           -----------
                                                           -----------
     Other accumulated losses                              $(1,217,647)
                                                           -----------
     Total accumulated losses                              $ 1,157,413
                                                           -----------
                                                           -----------

(a)<F10> At June 30, 2004, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes.

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

 The overall management of the business and affairs of the Trust is vested with its Board of Trustees (the "Board"). The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The day to day operations of the Trust are delegated to its Officers, subject to the Fund's investment objectives, strategies, and policies and to general supervision by the Board.

 The current Trustees and Officers of the Trust, their birth dates and positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are set forth in the table below. Unless noted otherwise, each person has held the position listed for a minimum of five years.

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                             TERM OF             PRINCIPAL                      IN FUND
                             POSITION        OFFICE AND          OCCUPATION                     COMPLEX***<F13>    OTHER
NAME, ADDRESS                WITH            LENGTH OF           DURING PAST                    OVERSEEN           DIRECTORSHIPS
AND AGE                      THE TRUST       TIME SERVED         FIVE YEARS                     BY TRUSTEES        HELD
-------------                ---------       -----------         -----------                    -----------        -------------

                                                 INDEPENDENT TRUSTEES OF THE TRUST
                                                 ---------------------------------
Dorothy A. Berry*<F11>       Chairman        Indefinite          President, Talon                     1            None.
(born 1943)                  and             Term                Industries, Inc.
2020 E. Financial Way        Trustee         since               (administrative,
Suite 100                                    May 1991.           management and business
Glendora, CA 91741                                               consulting); formerly
                                                                 Chief Operating Officer,
                                                                 Integrated Asset
                                                                 Management (investment
                                                                 advisor and manager) and
                                                                 formerly President, Value
                                                                 Line, Inc. (investment
                                                                 advisory and financial
                                                                 publishing firm).

Wallace L. Cook*<F11>        Trustee         Indefinite          Retired.  Formerly Senior            1            None.
(born 1939)                                  Term                Vice President, Rockefeller
2020 E. Financial Way                        since               Trust Co.; Financial
Suite 100                                    May 1991.           Counselor, Rockefeller
Glendora, CA 91741                                               & Co.

Carl A. Froebel*<F11>        Trustee         Indefinite          Private Investor.  Formerly          1            None.
(born 1938)                                  Term                Managing Director, Premier
2020 E. Financial Way                        since               Solutions, Ltd.  Formerly
Suite 100                                    May 1991.           President and Founder,
Glendora, CA 91741                                               National Investor Data
                                                                 Services, Inc. (investment
                                                                 related computer software).

Rowley W.P. Redington*<F11>  Trustee         Indefinite          President; Intertech                 1            None.
(born 1944)                                  Term                Computer Services Corp.
2020 E. Financial Way                        since               (computer services and
Suite 100                                    May 1991.           consulting).
Glendora, CA 91741

                                                  INTERESTED TRUSTEE OF THE TRUST
                                                  -------------------------------
Steven J. Paggioli**<F12>    Trustee         Indefinite          Consultant since July                1            Trustee,
(born 1950)                                  Term                2001; formerly, Executive                         Managers Funds;
2020 E. Financial Way                        since               Vice President, Investment                        Trustee,
Suite 100                                    May 1991.           Company Administration,                           Managers AMG
Glendora, CA 91741                                               LLC ("ICA") (mutual                               Funds.
                                                                 fund administrator).

                                                       OFFICERS OF THE TRUST
                                                       ---------------------
Robert M. Slotky             President       Indefinite          Vice President, U.S.                 1            Not
(born 1947)                                  Term since          Bancorp Fund Services,                            Applicable.
2020 E. Financial Way                        August 2002.        LLC since July 2001;
Suite 100                    Chief           Indefinite          formerly, Senior Vice
Glendora, CA 91741           Compliance      Term since          President, ICA (May
                             Officer         September           1997-July 2001).
                                             2004.

Eric W. Falkeis              Treasurer       Indefinite          Vice President, U.S.                 1            Not
(born 1973)                                  Term since          Bancorp Fund Services,                            Applicable.
615 East Michigan St.                        August 2002.        LLC since 1997; Chief
Milwaukee, WI 53202                                              Financial Officer, Quasar
                                                                 Distributors, LLC since 2000.

Chad E. Fickett              Secretary       Indefinite          Assistant Vice President,            1            Not
(born 1973)                                  Term since          U.S. Bancorp Fund Services,                       Applicable.
615 East Michigan St.                        March 2002.         LLC since July 2000.
Milwaukee, WI 53202


*<F11> Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act.
**<F12> Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Paggioli is an interested person of the Trust by virtue of his prior relationship with Quasar Distributors, LLC, the Fund's principal underwriter.
***<F13> The Trust is comprised of numerous portfolios managed by unaffiliated investment advisers. The term "Fund Complex" applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

INFORMATION ABOUT PROXY VOTING (Unaudited)

Information regarding how the Leonetti Balanced Fund votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-537-3585 or by accessing the SEC's website at www.sec.gov.
                                                            -----------
Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30, 2004 is available by calling 1-800-537-3585 or through the SEC's website at www.sec.gov.
                                               -----------

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Leonetti Balanced Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-537-3585. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov
                                                                 -----------

                                    ADVISOR
                          LEONETTI & ASSOCIATES, INC.
                         1130 Lake Cook Road, Suite 300
                            Buffalo Grove, IL 60089
                             www.leonettiassoc.com

                                  DISTRIBUTOR
                            QUASAR DISTRIBUTORS, LLC
                             615 E. Michigan Street
                              Milwaukee, WI 53202

                                   CUSTODIAN
                                U.S. BANK, N.A.
                          425 Walnut Street, 6th Floor
                             Cincinnati, OH  45202

                                 TRANSFER AGENT
                        U.S. BANCORP FUND SERVICES, LLC
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701
                                 (800) 537-3585

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                              TAIT, WELLER & BAKER
                         1818 Market Street, Suite 2400
                            Philadelphia, PA  19103

                                 LEGAL COUNSEL
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                          55 Second Street, 24th Floor
                         San Francisco, CA  94105-3441

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
------------------------------------------------------------------------

Not applicable to open-end investment companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

The registrant has adopted a nominating committee charter that contains procedures by which shareholders may recommend nominees to the registrant's board of trustees. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees for the period.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.
------------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


     (Registrant)   Professionally Managed Portfolios
                    ---------------------------------

     By (Signature and Title) /s/ Robert M. Slotky
                              ---------------------------
                              Robert M. Slotky, President

     Date   February 28, 2005
            -----------------




     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F14>  /s/Robert M. Slotky
                                     ---------------------------
                                     Robert M. Slotky, President

     Date February 28, 2005
          -----------------

     By (Signature and Title)*<F14>  /s/ Eric W. Falkeis
                                     --------------------------
                                     Eric W. Falkeis, Treasurer

     Date February 28, 2005
          -----------------

*<F14> Print the name and title of each signing officer under his or her signature.